INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Net income (loss) (including non-controlling interests)	$ 4,575	$ 1,734	$ (8,423)
Income (loss) before taxes	5,007	2,720	(7,521)
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	1,407	677	(2,146)
Permanent items	(522)	(5,940)	(2,124)
Rate changes	(94)	593	0
Net change in measurement of deferred tax assets	(281)	5,344	4,940
Tax effects of foreign currency translation	(157)	73	153
Tax credits	(66)	(21)	(13)
Other taxes	90	126	18
Others	55	134	74
Total income tax expense (benefit)	$ 432	$ 986	$ 902